Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q3
Entity Registrant Name	DHT HOLDINGS, INC.
Entity Central Index Key	0001331284
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer